Net Income (Loss) per Share - Summary of Basic and Diluted Net Loss per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to I-Mab	¥ 470,915	$ 72,170	¥ (1,451,950)	¥ (402,833)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares | ¥			(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares | ¥			(27,768)
Net income (loss) attributable to ordinary shareholders	¥ 470,915	$ 72,170	¥ (1,485,001)	¥ (402,833)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	134,158,824	134,158,824	7,381,230	6,529,092
Dilutive effect of convertible preferred shares	4,373,047	4,373,047
Dilutive effect of ordinary shares to be issued to Everest	266,458	266,458
Dilutive effect of convertible promissory notes	865,479	865,479
Dilutive effect of restricted shares units	778,130	778,130
Dilutive effect of stock options	16,789,714	16,789,714
Denominator for diluted income (loss) per share calculation	157,231,652	157,231,652	7,381,230	6,529,092
Net income (loss) per share - basic | (per share)	¥ 3.51	$ 0.54	¥ (201.19)	¥ (61.70)
Net income (loss) per share - diluted | (per share)	¥ 3.00	$ 0.46	¥ (201.19)	¥ (61.70)